UNITED STATES
               SECURITIES AND EXCHANGE
               COMMISSION
                     Wash

                     ingt

                     on,

                     D.C.

                     2054

                     9

                            Form 13F Form 13F

                       COVER

PAGE

Report for the Calendar

Year or Quarter Ended:

March 31, 2000

     Check here if Amendment
     [  X ]; Amendment
     Number:  5  _ This
     Amendment  (Check only
one.): [ X] is a restatement.
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entries.

Institutional Investment
Manager Filing this Report:

Name:     Putnam Investments,
Inc.
Address:  One Post Office
          Square Boston, MA
          02109


Form 13F File Number:    28 -
1535

The institutional investment
manager
filing this report and the
person by whom it is signed
hereby represent that the
person signing the report is
authorized to submit it, that
all information contained
herein is true, correct and
complete, and that it is
understood that all required
items, statements, schedules,
lists, and tables, are
considered integral parts of
this form.

Person Signing this Report on
Behalf of Reporting Manager:

Name:     Andrew J. Hachey
Title:    Assistant Vice
President and
Regulatory
Compliance
Counsel
Phone:    (617) 760-8235

Signature, Place and Date of
Signing:

 /s/ Andrew J. Hachey
                 ____________
                 ___ Boston,
MA_________________
                  _5/3/2000
                  [Signature
                  ]
                  [City,
State] [Date]

Report Type    (Check only
one.):

[    ]    13F HOLDINGS
REPORT.  (Check
here if all
holdings of
this reporting manager are
reported in this report.)

[ X ]     13F NOTICE.
(Check here if no holdings
reported are
     in this report, and all
holdings are reported by
other reporting manager (s).)
[    ]    13F COMBINATION
REPORT.
(Check here if a
portion of
     the holdings for this
     reporting manager are
     reported in this
     report and a portion
     are reported by other
     reporting manager
     (s).)

List of Other Managers
Reporting for this
Manager:

     Form 13F File Number
     Name 28 - 90
Putna
m
Inves
tment
Manag
ement
,
Inc.